Consolidated statement of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	R$ 13,642,918	R$ 8,472,274
Marketable securities	3,669,109	3,115,503
Trade receivables	2,007,140	1,786,095
Derivative financial instruments	587,894	144,422
Inventories	935,264	787,322
Receivables from related parties	680,049	58,619
Income tax receivable	316,452	215,578
Other current tax receivable	785,367	950,246
Dividend receivable	80,755	23,252
Sector financial assets	241,749
Other financial assets	69,126	81,972
Other current assets	419,045	356,554
Total current assets	23,434,868	15,991,837
Trade receivables	26,301	28,299
Restricted cash	34,562	147,910
Deferred tax assets	1,900,241	1,607,566
Receivables from related parties	249,641	114,722
Income tax receivable	41,543	168,089
Other non-current tax receivable	957,671	726,766
Judicial deposits	875,842	943,457
Other financial assets		69,791
Derivative financial instruments	7,552,806	3,679,988
Other non-current assets	278,918	245,716
Investments in associates	383,851	377,707
Investments in joint ventures	7,988,208	7,548,960
Right-of-use assets	7,916,230	4,469,730
Contract asset	695,938	600,541
Property, plant and equipment	14,068,506	12,153,136
Intangible assets and goodwill	17,308,439	16,843,659
Total non-current assets	60,278,697	49,726,037
Total assets	83,713,565	65,717,874
Liabilities
Loans, borrowings and debentures	4,929,069	3,518,225
Leases	531,410	542,475
Derivative financial instruments	321,890	30,784
Trade payables	2,630,054	2,190,264
Employee benefits payables	336,466	381,337
Income tax payables	386,122	424,138
Other taxes payable	417,326	363,051
Dividends payable	1,413,222	214,104
Concessions payable	158,705	9,847
Payables to related parties	307,080	392,458
Sector financial liabilities	91,912
Other financial liabilities	562,763	543,879
Other current liabilities	460,975	306,649
Total current liabilities	12,546,994	8,917,211
Loans, borrowings and debentures	37,320,391	25,533,990
Leases	2,470,437	4,052,413
Preferred shareholders payable in subsidiaries	387,044	611,537
Derivative financial instruments	124,171	50,267
Other taxes payable	149,018	155,070
Provision for legal proceedings	1,360,898	1,354,171
Concessions payable	2,824,637	3,445,033
Other financial liabilities	31,425
Post-employment benefits	728,734	705,003
Deferred tax liabilities	3,691,132	3,883,564
Sector financial liabilities	473,999
Deferred revenue	43,000	48,036
Other non-current liabilities	742,818	721,098
Total non-current liabilities	50,347,704	40,560,182
Total liabilities	62,894,698	49,477,393
Shareholders' equity
Share capital	5,328	5,328
Additional paid-in capital	2,007,356	887,165
Accumulated other comprehensive loss	(1,524,027)	(805,471)
Retained earnings	4,771,426	5,314,843
Equity attributable to:
Owners of the Company	5,260,083	5,401,865
Non-controlling interests	15,558,784	10,838,616
Total shareholders' equity	20,818,867	16,240,481
Total shareholders' equity and liabilities	R$ 83,713,565	R$ 65,717,874